GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
GOODWILL

NOTE 7:-              GOODWILL

Goodwill relates to two reporting unit within the Perimeter Products segment and the Cyber segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 are as follows:

	Perimeter Products	Cyber	Total

As of January 1, 2014	$1,991	$3,426	$5,417

Acquisition of a Fiber Company	1,760	-	1,760
Impairment of goodwill (See Note 2k.)	-	(2,114)	(2,114)
Foreign currency translation adjustments	(199)	(368)	(567)

As of December 31, 2014	3,552	944	4,496

Foreign currency translation adjustments	(242)	(4)	(246)

As of December 31, 2015	$3,310	$940	$4,250